Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit sharing program expense	$ 611	$ 557	$ 499
Other expenses	118	83	$ 80
Estimate of contributions	53
Portfolio Of Vale Stock [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	23	47
Brazilian Federal Government Securities [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	3,945	4,793
Canadian Government Securities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	$ 507	592
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plan obligations		836
Other expenses		$ 5